SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,059	$ 359
Less: Accumulated amortization	(213)	(64)
Total intangible assets, net	846	295
Domain names
Finite-Lived Intangible Assets [Line Items]
Intangible assets	318	318
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Intangible assets	700	0
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets	37	37
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 4	$ 4